BUSINESS ACQUISITIONS - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Jul. 20, 2021	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition
Goodwill		$ 12,969	$ 12,969	$ 12,969	$ 12,969
Pivot3 Inc
Business Acquisition
Goodwill	$ 9,503
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	4,300
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	(11,385)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total	$ 7,818
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	3 years
Pivot3 Inc | Developed Technology Rights [Member]
Business Acquisition
Identified intangible assets	$ 1,700
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	2 years
Pivot3 Inc | Customer Lists [Member]
Business Acquisition
Identified intangible assets	$ 3,700
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	4 years